Post-Employment Benefits - Summary of Sensitivity of Defined Benefit Obligation (Detail) R$ in Millions	Dec. 31, 2017 BRL (R$)
Disclosure of sensitivity analysis for actuarial assumptions [abstract]
Effects on actuarial liabilities of the plan, decrease	R$ 740
Effects on actuarial liabilities of the plan, increase	R$ (677)
Percentage of actuarial liabilities, decrease	5.11%
Percentage of actuarial liabilities, increase	(4.67%)
Effect recognized in stockholder's equity, decrease	R$ (269)
Effect recognized in stockholder's equity, increase	R$ 153